Acquisitions - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended							7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 08, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Business combination, consideration transferred	$ 9,800
Business combination, acquisition-related cost, expense								$ 1,000					$ 600
Net income (loss) attributable to parent.		$ (133,412)	$ (63,778)	$ (60,093)	$ (40,790)	$ (53,453)	$ (52,771)			$ (257,283)	$ (147,014)	$ (231,133)	$ (135,457)
Asset acquisition, consideration transferred, transaction cost								1,000
Space flight [Member]
Business Combination [Line Items]
Business combination, acquisition-related cost, expense								$ 100
Revenues									$ 4,700
Net income (loss) attributable to parent.									$ 13,100
Series M Preferred Stock [Member]
Business Combination [Line Items]
Business combination equity interests issued or transferred	$ 2,700